Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	¥ 5,425	¥ 59,045